VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 0.3%
Mobileye Global, Inc. * † 15,652 $ 214,432
Underline
Banks : 17.8%
Bank Hapoalim BM 393,308 3,950,854
Bank Leumi Le-Israel BM 429,283 4,213,204
FIBI Holdings Ltd. 6,206 273,654
First International Bank Of
Israel Ltd. 17,675 733,829
Israel Discount Bank Ltd. 388,855 2,183,370
Mizrahi Tefahot Bank Ltd. 60,620 2,374,414
13,729,325
Capital Goods : 4.1%
Ashtrom Group Ltd. * 10,961 152,671
Elbit Systems Ltd. 9,913 1,983,591
Electra Ltd. 323 129,279
Kornit Digital Ltd. * 13,857 357,996
Shapir Engineering and
Industry Ltd. * 33,895 195,408
Shikun & Binui Ltd. * 68,545 165,823
Stratasys Ltd. * 19,768 164,272
3,149,040
Commercial & Professional Services : 0.8%
Fiverr International Ltd. * † 14,382 372,063
Hilan Ltd. 4,032 212,022
584,085
Consumer Discretionary Distribution &
Retail : 1.6%
Global-e Online Ltd. * † 32,774 1,259,833
Underline
Consumer Durables & Apparel : 0.2%
Delta Galil Ltd. 4,051 183,812
Underline
Consumer Services : 0.3%
Evoke Plc * † 103,937 90,550
Fattal Holdings 1998 Ltd. * 1,494 171,224
261,774
Consumer Staples Distribution & Retail : 0.8%
Rami Levy Chain Stores
Hashikma Marketing 2006
Ltd. 3,397 190,107
Shufersal Ltd. 45,233 403,085
593,192
Energy : 1.6%
Delek Group Ltd. 3,750 440,553
Energean Plc † 30,327 366,926
Oil Refineries Ltd. 956,274 247,368
Paz Oil Co. Ltd. 1,761 185,610
1,240,457
Financial Services : 2.4%
Isracard Ltd. 75,699 279,927
Payoneer Global, Inc. * † 84,070 633,047
Plus500 Ltd. 21,295 715,243
Tel Aviv Stock Exchange Ltd. 25,045 237,091
1,865,308
Food, Beverage & Tobacco : 0.3%
Strauss Group Ltd. 14,288 227,761
Underline
Number
of Shares Value
Health Care Equipment & Services : 1.6%
Inmode Ltd. * † 31,227 $ 529,298
Nano-X Imaging Ltd. * † 22,607 137,451
Novocure Ltd. * 24,204 378,308
OPKO Health, Inc. * † 107,203 159,732
1,204,789
Insurance : 2.9%
Clal Insurance Enterprises
Holdings Ltd. * 23,634 402,418
Harel Insurance Investments &
Financial Services Ltd. 37,689 367,433
Lemonade, Inc. * † 18,024 297,216
Menora Mivtachim Holdings
Ltd. 8,120 237,507
Migdal Insurance & Financial
Holdings Ltd. 130,994 179,082
Phoenix Holdings Ltd. 64,765 732,566
2,216,222
Materials : 1.5%
ICL Group Ltd. † 206,010 875,542
Israel Corp. Ltd. 1,469 320,487
1,196,029
Media & Entertainment : 0.7%
Perion Network Ltd. * 16,773 132,171
Playtika Holding Corp. 21,346 169,061
Taboola.com Ltd. * 72,034 242,034
543,266
Pharmaceuticals, Biotechnology & Life
Sciences : 9.7%
Teva Pharmaceutical Industries
Ltd. (ADR) * 414,282 7,465,362
Underline
Real Estate Management & Development :
3.9%
Airport City Ltd. * 15,250 229,904
Alony Hetz Properties &
Investments Ltd. 39,420 303,064
Amot Investments Ltd. 55,774 241,629
Azrieli Group Ltd. 14,535 1,015,843
Big Shopping Centers Ltd. * 4,233 472,863
Melisron Ltd. 6,694 508,390
Mivne Real Estate KD Ltd. 101,426 260,545
3,032,238
Semiconductors & Semiconductor
Equipment : 5.5%
Camtek Ltd. 9,545 762,168
CEVA, Inc. * 5,636 136,110
Nova Ltd. * † 7,054 1,469,630
SolarEdge Technologies, Inc. *
† 17,643 404,201
Tower Semiconductor Ltd. * 33,624 1,488,198
4,260,307
Software & Services : 38.1%
Amdocs Ltd. 36,403 3,184,534
Check Point Software
Technologies Ltd. * 34,377 6,628,229
CyberArk Software Ltd. * 16,807 4,901,089
Formula Systems 1985 Ltd. 1,915 153,717
JFrog Ltd. * † 37,168 1,079,359
Matrix IT Ltd. 9,411 180,351

VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
Monday.com Ltd. * 13,222 $ 3,672,675
Nice Ltd. (ADR) * † 21,730 3,773,849
One Software Technologies
Ltd. 9,006 122,005
Radware Ltd. * 9,293 207,048
Sapiens International Corp. NV 12,570 468,484
SentinelOne, Inc. * † 95,856 2,292,876
Wix.com Ltd. * 16,811 2,810,295
29,474,511
Technology Hardware & Equipment : 0.6%
Nano Dimension Ltd. (ADR) * † 77,270 189,312
Next Vision Stabilized Systems
Ltd. 23,926 254,645
443,957
Telecommunication Services : 0.9%
Bezeq The Israeli
Telecommunication Corp. Ltd. 609,034 702,461
Underline
Transportation : 1.3%
ZIM Integrated Shipping
Services Ltd. † 38,016 975,491
Underline
Number
of Shares Value
Utilities : 3.0%
Energix-Renewable Energies
Ltd. 80,097 $ 290,887
Enlight Renewable Energy
Ltd. * 27,627 465,347
Kenon Holdings Ltd. 6,958 196,776
OPC Energy Ltd. * 30,442 247,140
Ormat Technologies, Inc. † 14,464 1,112,860
2,313,010
Total Common Stocks
(Cost: $60,752,527) 77,136,662
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.4%
Money Market Fund: 1.4%
(Cost: $1,118,847)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,118,847 1,118,847
Total Investments: 101.3%
(Cost: $61,871,374) 78,255,509
Liabilities in excess of other assets: (1.3)% (998,600)
NET ASSETS: 100.0% $ 77,256,909
Definitions:
ADR American Depositary Receipt
† Security fully or partially on loan. Total market value of securities on loan is $12,534,371.
* Non-income producing